Restructuring - Additional Information (Detail) ft² in Millions, $ in Millions	12 Months Ended
	Feb. 28, 2017 USD ($)	Feb. 29, 2016 USD ($)	Feb. 28, 2015 USD ($) ft²
Restructuring Cost and Reserve
Abandonment and impairment of long lived assets	$ 7	$ 136	$ 34
Square feet leased back through sale-leaseback and asset sales | ft²			3
Proceeds from sale of buildings			$ 278
Gain (loss) on sale or disposal, pretax			(66)
Total net loss on disposal of real estate sale			137
Resource Alignment Program
Restructuring Cost and Reserve
Charges incurred	62	136
Abandonment and impairment of long lived assets	4	136
Impairment of long-lived assets to be disposed of	165
Cost Optimization and Resource Efficiency Program
Restructuring Cost and Reserve
Charges incurred		10
Impairment of long-lived assets to be disposed of	$ 0	$ 0	$ 12